Postretirement Benefits (Changes In Postretirement Benefit Obligation, Plan Assets, Funded Status And Amounts Recognized In Balance Sheet And Accumulated Other Comprehensive (Loss) Income) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	$ 8,185
Current liability	(43)	(48)
Non-current liability	(382)	(377)
Net actuarial loss	81	66
Prior service credit	(35)	(60)
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	2,091
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	3,737
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	2,357
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.0	2.0	2.0
Interest cost	21.0	23.0	31.0
Actuarial (gain) loss	(9.0)	(12.0)	(23.0)
Amounts recognized in the consolidated balance sheet	(425)	(425)
Amounts recognized in accumulated other comprehensive income (pre-tax)	46	6
U.S. Postretirement Benefit Plans [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Participants' contributions	46	48
Benefits paid	(108)	(110)
Fair value of plan assets, January 1	0	0
Company contributions	62	62
Fair value of plan assets, December 31	0	0
Funded status, December 31	(425)	(425)
Benefit Obligations [Member] | U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, January 1	425	473
Service cost	2.0	2.0
Interest cost	21.0	23.0
Participants' contributions	46	48
Actuarial (gain) loss	29.0	(21.0)
Benefits paid	(108)	(110)
Less: Federal subsidy	10	10
Benefit obligation, December 31	$ 425	$ 425